PRESIDENT'S LETTER

Dear Oberweis Funds Shareholder:

The Oberweis Funds invest in extraordinarily rapidly growing, profitable companies. This requirement of profits differentiates us from many growth funds which buy companies before they achieve profitability. In 1999, buying unprofitable companies worked. In 1999, many of the best stock market winners lost money on an operating basis. In fact had you bought shares in every company that lost money last year, you would have done quite well as an investor. We believe this year and most future years will be quite different. We believe investors are beginning to return to more traditional demands for corporate profits.

Even though we do not invest in unprofitable companies, Internet or otherwise, your Oberweis Funds had a great year. In 1999, the Mid-Cap Portfolio gained 112.7%, the Emerging Growth Portfolio gained 53.2%, and the Micro-Cap Portfolio gained 19.5%. Investor interest seemed to spread from the large-caps in 1997 and 1998 to the mid-caps in 1999. It seems quite possible that investor interest may continue to spread to small-cap stocks such as those held by the Emerging Growth and Micro-Cap Portfolios. While the valuation of companies in the Mid-Cap Portfolio has now approached what we consider to be reasonable in relation to over-all market valuations, we consider the Emerging Growth Portfolio and especially the Micro-Cap Portfolio to still be quite undervalued in relation to the market. In fact, while the average growth rate for the companies in all three portfolios is in excess of 50%, the Price/Earnings Ratio for the Micro-Cap Fund at year's end was only 19.8 times this year's estimated earnings. For the Emerging Growth Portfolio it was a still moderately low 29.8 while for the Mid-Cap it was a more expensive 56.8. The Micro-Cap Portfolio was selling at a low P.E. to growth rate ratio of .6, the Emerging Growth Portfolio at .9, and the Mid-Cap Portfolio at 1.3. The weighted average market cap in the Micro was $301 million; in the Emerging Growth, $1.6 billion; and in the Mid-Cap, $3.4 billion. Those averages are likely to decline this year as profits are realized on some of the holdings which have experienced huge gains and the proceeds are reinvested in new ideas. The median market caps are much smaller at $90 million for Micro-Cap, $418 million for Emerging Growth, and $2 billion for Mid-Cap. The average Price to Sales ratios for the three portfolios are 1.7, 2.0, and 5.6, respectively. Average return on equity for the companies in the three portfolios was 18.1%, 21.9%, and 16.9%, respectively.

Last year in my letter to you I pointed out that I was hopeful that market psychology towards our type of profitable, rapidly growing companies had changed. It appears that such a change has in fact occurred. I suggested looking at the market bottom on October 8, 1998, as possibly the turning point. Since that day, the Micro-Cap Portfolio has risen 107%, the Emerging Growth 156%, and the Mid-Cap 283%, compared to 53% for the S&P 500 Index (not including dividends), an amazing change after a couple of difficult years.

Finally, I would like to sincerely thank you for investing with me in our funds. Short term volatility can be frustrating; but over the long term, accepting that volatility- or even taking advantage of it by buying on dips - may produce reasonably attractive investment results.

If you have any questions about your account, please contact your investment counselor or call shareholder services at 800-245-7311. If you have questions about the fund's investment policies, please feel free to call me at 800-323-6166 (or 630-801-6000 in the Chicago area).

                                       Sincerely,

                                       /s/ James D. Oberweis

                                       James D. Oberweis
                                       President

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS

The Oberweis Funds are positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on fast growing, profitable companies. The market for such stocks continued to progress quite strongly in 1999, especially for medium sized companies. For the full year, the Mid-Cap Portfolio gained 112.7%, beating the 14.7% gain for the S&P 400 Mid-Cap index by a very wide margin. The Emerging Growth Portfolio gained a hefty 53.2%, well ahead of the 21.3% gain for the Russell 2000 index and the 43.1 gain for the Russell 2000 Growth index. The Micro-Cap Portfolio gained 19.5%.

Unprofitable company stocks, including Internet related companies, had a generally good year in 1999. Yet the market also responded favorably to strong earnings reports, even those from smaller companies. The Mid-Cap Portfolio had strong gains in software companies like Citrix, Siebel Systems, and Check Point Software, as well as in technology companies like Uniphase (now JDS Uniphase) and Vitesse, and biotechnology company Biogen. The Emerging Growth Portfolio had large gains in Abacus Direct when it was acquired by Double Click, in Micromuse and Veritas Software, and in Broadvision, Qlogic, RF Micro Devices, Qiagen, and King Pharmaceuticals. The Micro-Cap Portfolio had nice profits in Gilat Communications, toy company JAKKS Pacific, and Verity, Inc.

The Portfolio turnover rate for the Mid-Cap Portfolio was 153%. For the Emerging Growth, it was a quite low 63%, and for the Micro-Cap, only 46%. The expense ratios for the three portfolios were 1.59% for Emerging Growth and 2% for Mid-and Micro-Cap after expense reimbursement. The expense ratios would have been 1.59%, 2.43%, and 2.17%, respectively, had there been no reimbursement. Surprisingly, the Portfolio with the highest turnover rate and highest expense ratio (the Mid-Cap) also had the highest returns last year. (We don't believe there is any cause and effect relationship there.) The average commission rate paid by each portfolio for agency transactions (generally on the NYSE, Instinet, and Bloomberg Trading System) was again approximately three cents per share traded. We believe this rate compares quite favorably to most other mutual funds. The lower spreads now present in the NASDAQ market also helped lower our total transaction costs in 1999.

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS

                       Average Annual Total Returns (1)
                            Periods ended 12/31/99

                                                 Since
                    One       Five     Ten     Inception
                    Year      Years    Years     1/7/87
                   -----------------------------------------
OBEGX               +53.2%    +18.8%   +18.3%    +15.4%
Russell 2000        +21.3%    +16.7%   +13.4%    +12.0%

                    Growth of an Assumed $10,000 Investment
                   from January 7, 1987 to December 31, 1999

                       Oberweis Emerging Growth
                          Portfolio (OBEGX)             Russell 2000
                          -----------------             ------------
                              10,000                       10,000
        1987                   9,094                        8,537
        1988                   9,612                       10,664
        1989                  12,012                       12,395
        1990                  12,062                        9,977
        1991                  22,573                       14,571
        1992                  25,653                       17,254
        1993                  28,147                       20,515
        1994                  27,157                       20,166
        1995                  38,716                       25,902
        1996                  47,413                       30,169
        1997                  43,340                       36,915
        1998                  42,009                       35,974
        1999                  64,348                       43,622

--------------------------------------------------------------------------------

                      Average Annual Total Returns (1)
                             Periods ended 12/31/99

                                       Since
                      One            Inception
                      Year            1/1/96
                  -------------------------------
OBMCX                 +19.5%          +14.1%
Russell 2000          +21.3%          +13.9%

                    Growth of an Assumed $10,000 Investment
                   from January 1, 1996 to December 31, 1999

                                               Oberweis Micro-Cap
                           Russell 2000        Portfolio (OBMCX)
                           ------------        -----------------
         1/1/96              9,999.71               10,000
       12/31/96             11,647.2                12,280
       12/31/97             14,252                  13,556
       12/31/98             13,888.66               14,180
       12/31/99             16,840.84               16,940

--------------------------------------------------------------------------------

                        Average Annual Total Returns (1)
                        Periods ended 12/31/99

                                         Since
                         One           Inception
                         Year           9/15/96
                     -------------------------------
OBMDX                   +112.7%         +37.1%
Russell 2000            +21.3%          +14.2%
S&P 400 Mid-Cap         +14.7%          +22.2%

                    Growth of an Assumed $10,000 Investment
                   from September 15, 1996 to December 31, 1999


                      Oberweis Mid-Cap   Standard & Poor's
                      Portfolio (OBMDX)     400 Mid-Cap      Russell 2000
                      -----------------     -----------      ------------
        9/15/96           10,000               10,000           10,000
       12/31/96           10,290               10,749           10,693
       12/31/97           10,846               14,189           13,084
       12/31/98           13,271               16,872           12,751
       12/31/99           28,230               19,351           15,467


(1)Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Results include the reinvestment of all dividends and capital gains distributions. The Standard & Poor's 400 Mid-Cap Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index is an unmanaged index consisting of 2000 small cap securities with an average market capitalization of approximately $644 million. A sales load of 4% was charged on the Oberweis Emerging Growth Portfolio until December 31, 1991 and is not reflected in the total return figures or graph above.

                      OBERWEIS EMERGING GROWTH PORTFOLIO
                           Portfolio of Investments
                    December 31, 1999 (value in thousands)


Shares               Company (Closing Price)                               Value
--------------------------------------------------------------------------------
                   COMMON STOCKS - 98.9%
                   Aerospace / Defense Equipment - 0.2%
  10,000           Heico Corp @ 21.812                                 $     218
                                                                       ---------
                   Computer - Integrated Systems - 5.2%
  20,000           Corsair Communications, Inc. @ 8.125                      163
 200,000           Javelin Systems, Inc. @ 9.187                           1,837
*100,000           Mercury Computer Systems @ 35.000                       3,500
                                                                       ---------
                                                                           5,500
                                                                       ---------
                   Computer - Local Networks - 2.3%
  50,000           Performance Technologies @ 17.375                         869
 *20,000           Visual Networks, Inc. @ 79.250                          1,585
                                                                       ---------
                                                                           2,454
                                                                       ---------
                   Computer - Manufacturers - 2.4%
  40,000           Digital Lightwave, Inc. @ 64.000                        2,560
                                                                       ---------
                   Computer - Memory Devices - 1.7%
 140,000           Eccs, Inc. @ 12.625                                     1,767
                                                                       ---------
                   Computer Peripherials - 2.5%
  80,000           Cam Data Systems, Inc. @ 17.875                         1,430
 *30,000           Cybex Computer Products @ 40.500                        1,215
                                                                       ---------
                                                                           2,645
                                                                       ---------
                   Computer Services - 6.6%
  32,500           CGI Group, Inc. Class A@ 42.812                         1,391
  25,000           Cognizant Tech Solutions @ 109.312                      2,733
  10,000           Diamond Tech Partners, Inc. @ 85.937                      859
  30,000           4Front Technologies, Inc. @ 13.375                        402
  12,000           Photon Dynamics, Inc. @ 38.750                            465
  65,000           Source Information Management Company
                   @ 16.750                                                1,089
                                                                       ---------
                                                                           6,939
                                                                       ---------
                   Computer Software - Desktop - 2.0%
 *50,000           Verity, Inc. @ 42.562                                   2,128
                                                                       ---------
                   Computer Software - Education - 0.5%
  40,000           Take-Two Interactive Software @ 12.937                    517
                                                                       ---------

                   Computer Software - Enterprise - 11.5%
  10,000           AVT Corp. @ 47.000                                        470
 *90,000           Intranet Solutions, Inc. @ 37.000                       3,330
  40,000           Lightbridge,Inc. @ 27.750                               1,110
  30,000           Magic Software Enterprise @ 62.000                      1,860
 *20,000           Peregrine Systems @ 82.625                              1,653
  60,000           Radiant Systems @ 40.187                                2,411
  75,000(a)        Softworks, Inc. @ 9.060                                   679
  30,000           TTI Team Telecom @ 18.125                                 544
                                                                       ---------
                                                                          12,057
                                                                       ---------
                   Electrical - Equipment / Components - 0.5%
  10,000           Nice Systems Ltd. ADR @ 49.187                            492
                                                                       ---------
                   Electronics - Components /
                   Semiconductors - 19.8%
  15,000           ACT Manufacturing, Inc. @ 37.500                          563
 125,000           Candela Corp. @ 18.625                                  2,328
  60,000           Ess Technology @ 22.187                                 1,331
  62,500           Excel Technology, Inc. @ 17.937                         1,121
 *40,000           QLogic Corp. @ 159.875                                  6,395
   6,000           Radisys Corp. @ 51.000                                    306
 *80,000           RF Micro Devices, Inc. @ 68.437                         5,475
 *45,000           Transwitch Corp. @ 72.562                               3,265
                                                                       ---------
                                                                          20,784
                                                                       ---------
                   Food - Miscellaneous - 1.5%
  30,000           Hain Food Group, Inc. @ 22.375                            671
  32,000           Monterey Pasta Company @ 3.937                            126
 100,000           Suprema Specialities @ 7.875                              788
                                                                       ---------
                                                                           1,585
                                                                       ---------
                   Household Appliances - 4.8%
 150,000           Salton, Inc. @ 33.437                                   5,016
                                                                       ---------
                   Leisure - Products - 0.3%
  10,000           Meade Instruments Corp. @ 28.500                          285
                                                                       ---------
                   Medical - Biomed Genetics - 1.4%
  20,000           Qiagen N.A. @ 75.500                                    1,510
                                                                       ---------
                   Medical / Dental Services - 5.4%
*230,000           Advance Paradigm, Inc. @ 21.562                         4,960
  73,000           Premier Research Worldwide @ 9.812                        716
                                                                       ---------
                                                                           5,676
                                                                       ---------
                   Medical - Ethical Drugs - 10.8%
  80,000           Andrx Corp. @ 42.312                                    3,385
*120,000           King Pharmaceuticals, Inc. @ 56.062                     6,727
  70,000           Noven Pharmaceuticals @ 18.125                          1,269
                                                                       ---------
                                                                          11,381
                                                                       ---------
                   Medical - Instruments - 0.9%
  10,000           Surmodics, Inc. @ 30.000                                  300
  25,000           Ventana Medical Systems @ 24.875                          622
                                                                       ---------
                                                                             922
                                                                       ---------
                   Medical - Products - 3.9%
   7,000           Inamed Corp. @ 43.875                                     307
 100,000           Polymedia Corp. @ 23.125                                2,312
  40,000           Zoll Medical Corp. @ 38.187                             1,528
                                                                       ---------
                                                                           4,147
                                                                       ---------
                   Pollution Control - 0.9%
  50,000           Stericycle, Inc. @ 18.812                                 941
                                                                       ---------

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares               Company (Closing Price)                               Value
--------------------------------------------------------------------------------
                   Restaurants - 1.0%
  30,000           Papa John's International, Inc. @ 26.062            $     782
  10,000           P.F. Changs China Bistro @ 24.875                         249
                                                                       ---------
                                                                           1,031
                                                                       ---------
                   Retail - Apparel - 5.1%
 *60,000           American Eagle Outfitters @ 45.000                      2,700
  50,000           Chico's Fas, Inc. @ 37.625                              1,881
  46,000           Children's Place @ 16.437                                 756
                                                                       ---------
                                                                           5,337
                                                                       ---------
                   Retail / Wholesale - Computers - 1.6%
  40,000           Scansource, Inc. @ 40.562                               1,622
                                                                       ---------
                   Telecommunications - Equipment - 5.2%
  60,000           Audiovox Corp. @ 30.375                                 1,822
  12,000           Carrier Access Corp. @ 67.312                             808
  30,000           C-Cor.net Corp. @ 76.625                                2,299
  15,000           Xeta Corp. @ 33.187                                       498
                                                                       ---------
                                                                           5,427
                                                                       ---------
                   Telecommunications - Services - 0.9%
  30,000           US Lec Corp. @ 32.250                                     967
                                                                       ---------
                   Total Common Stocks
                   (Cost:  $53,443,000)                                $ 103,908
                                                                       ---------

Contracts                                                                  Value
--------------------------------------------------------------------------------
                   LONG PUT OPTIONS - 0.4%

      30           NASDAQ 100 Stock Index                                    449
                                                                       ---------
                   Total Put Options
                   (Cost: $498,000)                                          449
                                                                       ---------
                   Total Investments - 99.3%
                   (Cost: $53,941,000)                                   104,357
                                                                       ---------
                   COVERED CALL OPTIONS - (1.1%)
     100           Advance Paradigm, Inc., January $30                 $     (2)
     200           Advance Paradigm, Inc., March $35                         (3)
     100           American Eagle Outfitters, February $60                   (4)
      50           Cybex Computer Products, January $55                       --
     200           Intranet Solutions, Inc, January $30                    (140)
     200           Intranet Solutions, Inc., January $35                    (75)
     100           Intranet Solutions, Inc., January $40                    (14)
     200           King Pharmaceuticals, Inc., January $65                  (31)
     100           Mercury Computer Systems, February $35                   (36)
     200           Peregrine Systems, January $95                           (57)
     200           QLogic Corp., January $150                              (340)
      50           QLogic Corp., January $165                               (48)
      50           QLogic Corp., February $165                              (82)
     200           RF Micro Devices, Inc., January $95                       (4)
     300           RF Micro Devices, Inc., February $90                     (66)
     100           RF Micro Devices, Inc., February $95                     (16)
     100           Transwitch Corp., January $70                            (58)
     200           Verity, Inc., January $50                                (36)
     100           Verity, Inc., January $55                                 (8)
     100           Verity, Inc., March $60                                  (32)
     100           Visual Networks, Inc., January $75                       (72)
     100           Visual Networks, Inc., January $80                       (44)
                                                                       ---------
                   Total Covered Call Options
                   (Premiums received : $873,000)                        (1,168)

                   Other Assets less Liabilities - 1.8%                    1,939
                                                                       ---------
                   NET ASSETS - 100%                                   $ 105,128
                                                                       =========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at December 31, 1999 to cover call options written. The aggregate market value was $18,859,000.

Based on the cost of investments of $53,941,000 for federal income tax purposes at December 31, 1999, the aggregate gross unrealized appreciation was $51,161,000, the aggregate gross unrealized depreciation was $745,000 and the net unrealized appreciation of investments was $50,416,000.

All investments are non-income producing securities.

(a) The following security is subject to legal or contractual restrictions on sale. It was valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of December 31, 1999. The aggregate value of the restricted security was $679,000 at December 31, 1999.

    Softworks, Inc. 75,000 shares purchased in April, 1999 at a cost of $675,000.

                          OBERWEIS MICRO-CAP PORTFOLIO
                            Portfolio of Investments
                     December 31, 1999 (value in thousands)

Shares               Company (Closing Price)                               Value
--------------------------------------------------------------------------------
                   COMMON STOCKS - 97.8%
                   Building - A/C & Heating Products - 0.3%
   4,300           AAON, Inc. @ 14.375                                 $      62
                                                                       ---------
                   Commercial Services - Misc. - 3.4%
  20,000           Core, Inc. @ 9.562                                        191
  20,000           Ict Group, Inc. @ 12.250                                  245
  20,000           RMH Teleservices, Inc. @ 6.312                            126
   9,000           U.S. - China Industrial Exchange @ 18.250                 164
                                                                       ---------
                                                                             726
                                                                       ---------
                   Commercial Services - Security /
                   Safety - 1.3%
  50,000           Digital Biometrics @ 3.375                                169
  10,000           Printrak International, Inc. @ 9.750                       98
                                                                       ---------
                                                                             267
                                                                       ---------
                   Commercial Services - Schools - 1.1%
  12,500           New Horizons Worldwide, Inc. @ 11.875                     148
  10,000           Quest Education Corp. @ 8.750                              88
                                                                       ---------
                                                                             236
                                                                       ---------
                   Computer - Integrated Systems - 2.6%
  60,000           Javelin Systems, Inc. @ 9.187                             551
                                                                       ---------
                   Computer Local Networks - 1.2%
  15,000           Performance Technologies @ 17.375                         261
                                                                       ---------
                   Computer Memory Devices - 3.6%
  60,000           Eccs, Inc. @ 12.625                                       758
                                                                       ---------
                   Computer Peripherials - 3.3%
  20,000           Cam Data Systems, Inc. @ 17.875                           357
   5,000           Hauppauge Digital, Inc. @ 20.125                          101
   6,000           Loronix Information System @ 19.750                       119
  20,000           Manatron, Inc. @ 6.375                                    127
                                                                       ---------
                                                                             704
                                                                       ---------
                   Computer Software - Desktop - 8.0%
 *40,000           Verity, Inc. @ 42.562                                   1,703
                                                                       ---------
                   Computer Software - Enterprise - 9.8%
  10,000           Aremissoft Corp. @ 32.500                                 325
  10,000           Intranet Solutions, Inc. @ 37.000                         370
  10,000           Magic Software Enterprise @ 62.000                        620
  60,000           Netsmart Technologies, Inc. @ 6.375                       383
  30,000           Talx Corp. @ 13.250                                       397
                                                                       ---------
                                                                           2,095
                                                                       ---------
                   Computer Software - Medical - 4.4%
 *30,000           Infocure Corp. @ 31.187                                   936
                                                                       ---------
                   Consumer Products - Miscellaneous- 0.4%
   6,000           Koala Corp. @ 14.000                                       84
                                                                       ---------
                   Electrical - Military Systems - 3.6%
  40,000           Advanced Communication Systems
                   @ 19.125                                                  765
                                                                       ---------
                   Electronics - Measuring Instruments - 1.0%
  10,000           Measurement Specialities, Inc. @ 20.875                   209
                                                                       ---------
                   Electronics - Semiconductors /
                   Components - 11.6%
  40,000           Candela Corp. @ 18.625                                    745
 *50,000           Genesis Microchip, Inc. @ 21.125                        1,056
  70,000           Ikos Systems @ 9.687                                      678
                                                                       ---------
                                                                           2,479
                                                                       ---------
                   Financial Services - 0.5%
  20,000           Crown Group, Inc. @ 4.937                                  99
                                                                       ---------
                   Food - Misc. - 2.3%
  45,000           Monterey Pasta Company @ 3.937                            177
  40,000           Suprema Specialities @ 7.875                              315
                                                                       ---------
                                                                             492
                                                                       ---------
                   Household / Office Furniture - 0.5%
  20,000           Business Resource Group @ 5.312                           106
                                                                       ---------
                   Leisure - Toys / Games - 4.6%
  56,000           Creative Master International, Inc. @ 2.562               143
  20,000           Fotoball USA, Inc. @ 6.312                                126
  37,500           JAKKS Pacific, Inc. @ 18.687                              701
                                                                       ---------
                                                                             970
                                                                       ---------
                   Medical / Dental Services - 0.6%
  12,000           Premier Research Worldwide @ 9.812                        118
                                                                       ---------
                   Medical / Dental Supplies - 0.7%
  20,000           Interpore International @ 7.875                           158
                                                                       ---------
                   Medical / Ethical Drugs - 1.1%
  50,000           Akorn, Inc. @ 4.875                                       244
                                                                       ---------
                   Medical Instruments - 0.9%
  10,000           Exactech, Inc. @ 11.812                                   118
  20,000           Rehabilicare, Inc. @ 4.000                                 80
                                                                       ---------
                                                                             198
                                                                       ---------
                   Medical - Products - 2.3%
   6,700           I-Flow Corp. @ 3.968                                       27
  20,000           Polymedia Corp. @ 23.125                                  462
                                                                       ---------
                                                                             489
                                                                       ---------
                   Oil - Domestic Integrated - 0.6%
  40,000           Meridian Resources Corp. @ 3.062                          123
                                                                       ---------

See notes to Portfolio of Investments.

                          OBERWEIS MICRO-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares               Company (Closing Price)                               Value
--------------------------------------------------------------------------------
                   Pollution Control - Equipment - 0.5%
  15,000           Strategic Diagnostics @ 6.562                       $      98
                                                                       ---------
                   Retail - Apparel - 2.8%
  16,000           Chico's Fas, Inc. @ 37.625                                602
                                                                       ---------
                   Shoes & Related Apparel - 3.1%
  35,000           Steven Madden Ltd. @ 19.062                               667
                                                                       ---------
                   Telecommunications - 7.9%
  70,000           Gilat Communications Ltd. @ 24.062                      1,684
                                                                       ---------
                   Telecommunications - Equipment - 8.1%
 100,000           Gentner Communications @ 14.000                         1,400
  30,000           Spectralink Corp. @ 7.125                                 214
  10,000           Veramark Technologies @ 12.250                            122
                                                                       ---------
                                                                           1,736
                                                                       ---------
                   Textile - Manufacturing - 4.9%
  67,500           Cutter & Buck, Inc. @ 15.125                            1,021
  25,000           Frenchtex @ .937                                           23
                                                                       ---------
                                                                           1,044
                                                                       ---------
                   Transportation - Rail - 0.8%
  20,000           RailAmerica, Inc. @ 8.562                                 171
                                                                       ---------
                   Total Common Stocks
                   (Cost: $11,668,000)                                 $  20,835
                                                                       ---------
                   Total Investments - 97.8%
                   (Cost : $11,668,000)                                   20,835
                                                                       ---------

Contracts                                                                  Value
--------------------------------------------------------------------------------
                   COVERED CALLOPTIONS - (0.2%)
     100           Genesis Microchip, Inc., March $35                  $     (6)
     100           Infocure Corp., January $35                              (11)
     100           Verity, Inc., January $57.5                               (6)
     300           Verity, Inc., January $60                                (17)
                                                                       ---------
                   Total Covered Call Options
                   (Premiums received : $53,000)                            (40)

                   Other Assets less Liabilities - 2.4%                     506
                                                                       ---------

                   NETASSETS - 100%                                    $  21,301
                                                                       =========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at December 31, 1999 to cover call options written. The aggregate market value was $2,226,000.

     Based on the cost of investments of $11,668,000 for federal income tax purposes at December 31, 1999, the aggregate gross unrealized appreciation was $9,622,000, the aggregate gross unrealized depreciation was $455,000 and the net unrealized appreciation of investments was $9,167,000.

     All investments are non-income producing securities.

                           OBERWEIS MID-CAP PORTFOLIO
                            Portfolio of Investments
                     December 31, 1999 (value in thousands)

Shares               Company (Closing Price)                               Value
--------------------------------------------------------------------------------
                   COMMON STOCKS - 98.6%
                   Commercial Services - 2.1%
   3,500           Diamond Tech Partners, Inc. @ 85.937                $     301
                                                                       ---------
                   Computer Integrated Systems - 3.0%
  12,000           Mercury Computer Systems @ 35.000                         420
                                                                       ---------
                   Computer Local Networks - 3.4%
   6,000           Visual Networks, Inc. @ 79.250                            475
                                                                       ---------
                   Computer Manufacturers - 3.7%
   8,000           Digital Lightwave, Inc. @ 64.000                          512
                                                                       ---------
                   Computer Memory Devices - 3.5%
  10,000           Advanced Digital Information @ 48.625                     486
                                                                       ---------
                   Computer Services - 1.2%
   5,000           Amdocs, Ltd. @ 34.500                                     172
                                                                       ---------
                   Computer Software - Desktop - 3.0%
 *10,000           Verity, Inc. @ 42.562                                     426
                                                                       ---------
                   Computer Software - Enterprise - 12.5%
   2,000           Citrix Systems, Inc. @ 123.000                            246
   4,000           Compuware Corp. @ 37.250                                  149
  *5,000           Legato Systems, Inc. @ 68.812                             344
  *4,000           Mercury Interactive Corp. @ 107.937                       432
  *2,000           Micromuse, Inc. @ 170.000                                 340
   3,000           Siebel Systems, Inc. @ 84.000                             252
                                                                       ---------
                                                                           1,763
                                                                       ---------
                   Computer Software - Finance - 1.9%
   4,500           Intuit, Inc. @ 59.937                                     270
                                                                       ---------
                   Computer Software - Medical - 3.3%
  15,000           Infocure Corp. @ 31.187                                   468
                                                                       ---------
                   Computer Software - Security - 4.2%
   3,000           Check Point Software Technologies, Ltd.
                   @ 198.750                                                 596
                                                                       ---------
                   Electronics - Components /
                   Semiconductors - 14.3%
  *4,000           Cree Research, Inc. @ 85.375                              342
  10,000           Ess Technology @ 22.187                                   222
  *4,000           Qlogic Corp. @ 159.875                                    639
   6,000           RF Micro Devices, Inc. @ 68.437                           411
   4,000           Transwitch Corp. @ 72.562                                 290
   2,000           Vitesse Semiconductor Corp. @ 52.437                      105
                                                                       ---------
                                                                           2,009
                                                                       ---------
                   Electrical - Equipment / Components - 7.4%
   3,000           Commscope, Inc. @ 40.312                                  121
   4,000           Kemet Corp. @ 45.062                                      180
   6,000           Powerwave Technologies, Inc. @ 58.375                     350
   3,000           Siliconix, Inc. @ 131.500                                 395
                                                                       ---------
                                                                           1,046
                                                                       ---------
                   Electrical - Military Systems - 3.3%
  10,000           Titan Corp. @ 47.125                                      471
                                                                       ---------
                   Internet - Network Services - 1.0%
   3,000           USWeb Corp. @ 44.437                                      133
                                                                       ---------
                   Medical - Ethical Drugs - 8.1%
   2,500           Andrx Corp. @ 42.312                                      106
   3,000           Biovail Corp. International @ 93.750                      281
  13,500           King Pharmaceuticals, Inc. @ 56.062                       757
                                                                       ---------
                                                                           1,144
                                                                       ---------
                   Medical - Products - 1.3%
   3,000           Cytyc Corp. @ 61.062                                      183
                                                                       ---------
                   Oil & Gas Exploration - 2.9%
   7,000           Barret Resources Corp. @ 29.437                           206
  10,000           Triton Energy @ 20.625                                    206
                                                                       ---------
                                                                             412
                                                                       ---------
                   Retail - 1.9%
   6,000           American Eagle Outfitters @ 45.000                        270
                                                                       ---------
                   Retail / Wholesale - Computers - 2.2%
   7,500           Insight Enterprises, Inc. @ 40.625                        305
                                                                       ---------
                   Telecommunications -
                   Equipment - 12.1%
   8,000           Audiovox Corp. @ 30.375                                   243
   6,000           Carrier Access Corp. @ 67.312                             404
   2,000           C-Cor.net Corp. @ 76.625                                  153
  *2,500           E-Tek Dynamics, Inc. @ 134.625                            337
   2,000           Harmonic Lightwaves, Inc. @ 94.937                        190
   6,000           Polycom, Inc. @ 63.687                                    382
                                                                       ---------
                                                                           1,709
                                                                       ---------
                   Telecommunications - Services - 2.3%
  10,000           US Lec Corp. @ 32.250                                     323
                                                                       ---------
                   Total Common Stocks
                   (Cost: $7,721,000 )                                 $  13,894
                                                                       ---------

See notes to Portfolio of Investments.

                           OBERWEIS MID-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

Contracts                                                                  Value
--------------------------------------------------------------------------------
                   LONG PUT OPTIONS - 1.1%

     100           NASDAQ 100 Stock Index                              $     154
                                                                       ---------
                   Total Put Options
                   (Cost: $165,000)                                          154
                                                                       ---------
                   Total Investments - 99.7%
                   (Cost: $7,886,000)                                     14,048
                                                                       ---------

Contracts                                                                  Value
--------------------------------------------------------------------------------
                   COVERED CALL OPTIONS - (2.2%)
      40           Cree Research, Inc., March $80                      $    (53)
      25           E-Tek Dynamics, Inc., January $100                       (94)
      50           Legato Systems, Inc., January $80                        (10)
      40           Mercury Interactive Corp., January $115                  (21)
      20           Micromuse, Inc., January $155                            (44)
      40           QLogic Corp., January $150                               (68)
      40           Verity, Inc., January $52.5                               (4)
      55           Verity, Inc., March $60                                  (18)
                                                                       ---------
                   Total Covered Call Options
                   (Premiums received : $162,000)                          (312)

                   Other Assets less Liabilities - 2.5%                      349
                                                                       ---------
                   NET ASSETS - 100%                                   $  14,085
                                                                       =========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at December 31, 1999 to cover call options written. The aggregate market value was $2,838,000.

     Based on the cost of investments of $7,886,000 for federal income tax purposes at December 31, 1999, the aggregate gross unrealized appreciation was $6,243,000, the aggregate gross unrealized depreciation was $81,000 and the net unrealized appreciation of investments was $6,162,000.

     All investments are non-income producing securities.

                               THE OBERWEIS FUNDS
                      Statement of Assets and Liabilities
           December 31, 1999 (in thousands, except pricing of shares)

                                                                         Emerging Growth       Micro-Cap            Mid-Cap
                                                                            Portfolio          Portfolio           Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Assets:
           Investment securities at value                                $     103,908        $     20,835        $     13,894
              (Cost: $53,443, $11,668 and $7,721, respectively)
           Options purchased at value
              (Cost: $498, $0, and $ 165, respectively)                            449                  --                 154
           Cash                                                                  2,948                 324                 498
           Receivable from fund shares sold                                        234                  85                 129
           Receivable from securities sold                                       1,358                 819                  14
           Deferred organizational costs                                            --                  12                  20
           Prepaid expenses                                                         17                  16                   7
                                                                         -------------        ------------        ------------
              Total Assets                                                     108,914              22,091              14,716
                                                                         -------------        ------------        ------------
Liabilities:
           Options written at value
           (Premiums received: $873, $53 and $162, respectively)                 1,168                  40                 312
           Payable for fund shares redeemed                                        240                 151                  48
           Payable for securities purchased                                      2,180                 533                 243
           Payable to advisor                                                       70                  23                  10
           Payable to distributor                                                   21                   4                   3
           Accrued expenses                                                        107                  39                  15
                                                                         -------------        ------------        ------------
              Total Liabilities                                                  3,786                 790                 631
                                                                         -------------        ------------        ------------
Net Assets                                                               $     105,128        $     21,301        $     14,085
                                                                         =============        ============        ============
Analysis of net assets:
           Aggregate paid in capital                                     $      44,239        $     14,825        $      6,638
           Accumulated net realized gain (loss) on investments                  10,768              (2,704)              1,435
           Net unrealized appreciation of investments                           50,121               9,180               6,012
                                                                         -------------        ------------        ------------
              Net Assets                                                 $     105,128        $     21,301        $     14,085
                                                                         =============        ============        ============
The Pricing of Shares:
           Net asset value and offering price per share
Emerging Growth Portfolio:
           ($105,128,353 divided by 2,907,977 shares outstanding)        $       36.15
                                                                         =============
Micro-Cap Portfolio:
           ($21,301,137 divided by 1,257,746 shares outstanding)                              $      16.94
                                                                                              ============
Mid-Cap Portfolio:
           ($14,085,303 divided by 579,853 shares outstanding)                                                    $      24.29
                                                                                                                  ============

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

                            Statement of Operations
                  Year Ended December 31, 1999 (in thousands)

                                                                  Emerging Growth       Micro-Cap        Mid-Cap
                                                                     Portfolio          Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                         $     13           $      4       $      6
     Dividends                                                               5                 --             --
                                                                      --------           --------       --------
          Total Investment Income                                           18                  4              6
                                                                      --------           --------       --------

Expenses:
     Investment advisory fees                                              362                120             33
     Management fees                                                       337                 80             33
     Distribution fees                                                     211                 50             20
     Transfer agent fees and expenses                                      149                 55             36
     Custodian fees and expenses                                           127                 66             47
     Professional fees                                                      77                 23              5
     Shareholder reports                                                    29                 10              1
     Federal and state registration fees                                    25                 13             12
     Insurance                                                               9                  2             --
     Organizational expenses                                                --                 13             11
     Trustees' fees                                                          9                  2             --
     Miscellaneous                                                           5                  1             --
                                                                      --------           --------       --------
          Total Expenses                                                 1,340                435            198
                                                                      --------           --------       --------

Net Investment Loss Before Expense Reimbursement                        (1,322)              (431)          (192)
     Expense Reimbursement and earnings credits                              9                 35             35
                                                                      --------           --------       --------
Net Investment Loss                                                     (1,313)              (396)          (157)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                        23,497              3,784          3,235
Net realized gain (loss) from covered call options written                (174)               447             11
                                                                      --------           --------       --------
     Total net realized gain                                            23,323              4,231          3,246
Increase (decrease) in net unrealized appreciation of investments       15,640               (807)         3,876
                                                                      --------           --------       --------
Net realized and unrealized gain on investments                         38,963              3,424          7,122
                                                                      --------           --------       --------
Net increase in net assets resulting from operations                  $ 37,650           $  3,028       $  6,965
                                                                      ========           ========       ========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                               Emerging Growth Portfolio
                                                                               -------------------------
                                                                                Years ended December 31,
                                                                                1999               1998
                                                                               -------------------------
From Operations:
     Net investment loss                                                       $ (1,313)       $ (1,510)
     Net realized gain (loss) on investments                                     23,323         (11,356)
     Increase in net unrealized appreciation of investments                      15,640           9,514
                                                                               ---------       ---------
     Net increase (decrease) in net assets resulting from operations             37,650          (3,352)
                                                                               ---------       ---------
From Distributions:
     Distributions from net realized gains on investments                            --          (4,764)
                                                                               ---------       ---------
From Capital Share Transactions:
     Net proceeds from sale of shares                                            17,537          52,192
     Shares issued in reinvestment of distribution                                   --           4,426
     Redemption of shares                                                       (43,174)        (95,370)
                                                                               ---------       ---------
     Net decrease from capital share transactions                               (25,637)        (38,752)
                                                                               ---------       ---------
     Total increase (decrease) in net assets                                     12,013         (46,868)

Net Assets:
     Beginning of year                                                           93,115         139,983
                                                                               ---------       ---------
     End of year                                                               $105,128        $ 93,115
                                                                               =========       =========
Transactions in Shares:
     Shares sold                                                                    699           2,120
     Shares issued in reinvestment of dividends                                      --             213
     Less shares redeemed                                                        (1,737)         (3,831)
                                                                               ---------       ---------
     Net decrease from capital share transactions                                (1,038)         (1,498)
                                                                               =========       =========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                                       Micro-Cap Portfolio
                                                                                  -----------------------------
                                                                                     Years ended December 31,
                                                                                     1999               1998
                                                                                  -----------------------------
From Operations:
     Net investment loss                                                          $     (396)       $     (486)
     Net realized gain (loss) on investments                                           4,231            (2,976)
     Increase (decrease) in net unrealized appreciation of investments                  (807)            4,769
                                                                                  -----------       -----------
     Net increase in net assets resulting from operations                              3,028             1,307
                                                                                  -----------       -----------

From Capital Share Transactions:
     Net proceeds from sale of shares                                                  6,833            10,556
     Redemption of shares                                                            (16,850)          (20,410)
                                                                                  -----------       -----------
     Net decrease from capital share transactions                                    (10,017)           (9,854)
                                                                                  -----------       -----------
     Total decrease in net assets                                                     (6,989)           (8,547)

Net Assets:
     Beginning of year                                                                28,290            36,837
                                                                                  -----------       -----------
     End of year                                                                  $   21,301        $   28,290
                                                                                  ===========       ===========
Transactions in Shares:
     Shares sold                                                                         490               868
     Less shares redeemed                                                             (1,227)           (1,583)
                                                                                  -----------       -----------
     Net increase (decrease) from capital share transactions                            (737)             (715)
                                                                                  ===========       ===========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                                        Mid-Cap Portfolio
                                                                                  -----------------------------
                                                                                     Years ended December 31,
                                                                                  -----------------------------
                                                                                     1999               1998
From Operations:
     Net investment loss                                                          $     (157)       $     (119)
     Net realized gain (loss) on investments                                           3,246              (165)
     Increase in net unrealized appreciation of investments                            3,876             1,554
                                                                                  -----------       -----------
     Net increase in net assets resulting from operations                              6,965             1,270
                                                                                  -----------       -----------
From Distributions:
     Distributions from net realized gains on investments                             (1,280)               --
                                                                                  -----------       -----------

From Capital Share Transactions:
     Net proceeds from sale of shares                                                 11,702             2,053
     Shares issued in reinvestment of distribution                                     1,230                --
     Redemption of shares                                                            (11,448)           (2,754)
                                                                                  -----------       -----------
     Net increase (decrease) from capital share transactions                           1,484              (701)
                                                                                  -----------       -----------
     Total increase in net assets                                                      7,169               569

Net Assets:
     Beginning of year                                                                 6,916             6,347
                                                                                  -----------       -----------
     End of year                                                                  $   14,085        $    6,916
                                                                                  ===========       ===========

Transactions in Shares:
     Shares sold                                                                         663               184
     Shares issued in reinvestment of dividends                                           62                --
     Less shares redeemed                                                               (683)             (250)
                                                                                  -----------       -----------
     Net increase (decrease) from capital share transactions                              42               (66)
                                                                                  ===========       ===========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

                         Notes to Financial Statements
                              December 31, 1999,

1.   Significant Accounting Policies

Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board Options Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Repurchase agreements. Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held through the Funds' custodian bank and is monitored daily by each Fund so that its market value exceeds the carrying value of the repurchase agreement.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. The Oberweis Mid-Cap Portfolio paid a dividend consisting of net long term realized gains from the sale of securities of $900,000 and net short term realized gains from the sale of securities of $380,000 in 1999 to shareholders of record on November 11, 1999. The Micro-Cap Portfolio has a capital loss carry-forward of $2,704,000, which if not used to offset future net realized capital gains will expire in 2006.

Organizational costs. Organizational costs of the Micro-Cap Portfolio and Mid-Cap Portfolio have been capitalized and are being amortized on a daily basis using the straight line method over five years.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.   Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis.net, Inc.
("Oberweis.net"), an affiliate of OAM, is the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $362,000, $120,000, and $33,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $337,000, $80,000 and $33,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Micro-Cap Portfolio and Mid-Cap Portfolio $34,000 and $31,000, respectively, for the year ended December 31, 1999.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis.net. During the year ended December 31, 1999, the Funds made no direct payments to its officers and paid $11,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis.net. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis.net a fee at the annual rate of .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the year ended December 31, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $211,000, $50,000 and $20,000, respectively.

Commissions. The Funds pay Oberweis.net for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the year ended December 31, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $3,000, $0 and $1,000, respectively to Oberweis.net.

3.   Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 1999, other than options written and money market investments, aggregated $54,661,000 and $86,151,000, respectively, for the Emerging Growth Portfolio, $9,474,000 and $19,434,000, respectively, for the Micro-Cap Portfolio, and $12,521,000 and $12,890,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the year ended December 31, 1999 were as follows:

                                                 Emerging Growth               Micro-Cap                Mid-Cap
                                                    Portfolio                  Portfolio               Portfolio
                                             -----------------------   -----------------------   -----------------------
                                               Number                      Number                  Number
                                                 of         Premiums        of       Premiums        of       Premiums
                                             Contracts      Received     Contracts   Received    Contracts    Received
                                             -----------------------   -----------------------   -----------------------
Options outstanding at beginning of year        3,347     $   716,000       460     $  69,000         142   $  28,000
Options written                                20,147       7,225,000     3,570       758,000       1,697     546,000
Options expired                               (11,360)     (3,260,000)   (2,652)     (645,000)       (882)   (230,000)
Options closed                                 (5,985)     (2,215,000)     (550)      (97,000)       (522)   (132,000)
Options assigned                               (3,099)     (1,593,000)     (228)      (32,000)       (125)    (50,000)
                                             ------------------------    --------------------    --------------------
Options outstanding at end of year              3,050     $   873,000       600     $  53,000         310   $ 162,000

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4.   Redemption fee

A.25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $42,000 and $29,000, respectively, for the year ended December 31, 1999, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5.   Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund's total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $9,000, $1,000 and $4,000, respectively. During the year ended December 31, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $40,000, $13,000 and $2,000, respectively, which is included in custodian fees and expenses in the statement of operations.

                             FINANCIAL HIGHLIGHTS

 Per share income and capital changes for a share outstanding throughout each year is as follows :

                                                                                     Emerging Growth Portfolio
                                                                                      Years ended December 31,
                                                                   ------------------------------------------------------------
                                                                     1999          1998         1997        1996        1995
                                                                   ---------     ---------    ---------   ---------   ---------
Net asset value at beginning of year                                 $23.60        $25.71       $32.86      $29.09      $21.41
Income (loss) from investment operations:
Net investment loss (a)                                                (.41)         (.33)        (.37)       (.32)       (.33)
Net realized and unrealized gain (loss) on investments                12.96          (.63)       (2.14)       6.73        9.43
                                                                   ---------     ---------    ---------   ---------   ---------
Total from investment operations                                      12.55          (.96)       (2.51)       6.41        9.10
Less distributions:
Distribution from net realized gains on investments                      --         (1.15)       (4.64)      (2.64)      (1.42)
                                                                   ---------     ---------    ---------   ---------   ---------

Net asset value at end of year                                       $36.15        $23.60       $25.71      $32.86      $29.09
                                                                   =========     =========    =========   =========   =========
Total Return (%)                                                       53.2          (3.1)        (8.6)       22.5        42.6
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                           $105,128       $93,115     $139,983    $185,595    $134,663
Ratio of expenses to average net assets (%)                            1.59          1.55         1.44        1.48        1.73(b)
Ratio of net investment loss to average net assets (%)                (1.56)        (1.37)       (1.18)      (0.97)      (1.24)
Portfolio turnover rate (%)                                              63            49           75          64          79
Average commission rate paid                                         $.0305        $.0280       $.0337      $.0413          --

------------
Notes:

(a) The net investment loss per share data was determined using average shares outstanding during the year.
(b) Net of expense reimbursement from related parties. The expense ratio would have been 1.77%, for 1995 before expense reimbursement.

                             FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                              Micro-Cap Portfolio
                                                             ----------------------------------------------------------
                                                                   Years ended December 31,         *January 1, 1996-
                                                                  1999         1998       1997       December 31, 1996
                                                             ----------------------------------------------------------
Net asset value at beginning of year                            $14.18       $13.59      $12.28             $10.00
Income (loss) from investment operations:
Net investment loss (a)                                           (.28)        (.24)       (.21)              (.15)
Net realized and unrealized gain on investments                   3.04          .83        1.52               2.43
                                                             ---------    ---------   ---------          ---------
Total from investment operations                                  2.76          .59        1.31               2.28
                                                             ---------    ---------   ---------          ---------
Net asset value at end of year                                  $16.94       $14.18      $13.59             $12.28
                                                             =========    =========   =========          =========
Total Return (%)                                                  19.5          4.3        10.7               22.8
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                       $21,301      $28,290     $36,837            $30,733
Ratio of expenses to average net assets (%)                       2.00(b)      1.99(b)     1.81               1.94
Ratio of net investment loss to average net assets (%)           (1.98)       (1.83)      (1.52)             (1.15)
Portfolio turnover rate (%)                                         46           41          89                 70
Average commission rate paid                                    $.0328       $.0288      $.0343             $.0371

Notes:
(a) The net investment loss per share data was determined using average shares outstanding during the year.
(b) Net of expense reimbursement from related parties. The expense ratios would have been 2.17% and 2.06%, for 1999 and 1998, respectively, before expense reimbursement.
* Commencement of operations

--------------------------------------------------------------------------------

                                                                                   Mid-Cap Portfolio
                                                               ----------------------------------------------------------
                                                                   Years ended December 31,        *September 15, 1996-
                                                                  1999         1998       1997      December 31, 1996
                                                               ----------------------------------------------------------
Net asset value at beginning of year                            $12.86       $10.51      $10.29             $10.00
Income (loss) from investment operations:
Net investment loss (a)                                           (.31)        (.21)       (.19)              (.05)
Net realized and unrealized gain on investments                  14.22         2.56         .76                .34
                                                             ---------    ---------   ---------          ---------
Total from investment operations                                 13.91         2.35         .57                .29
Less distributions:
Distributions from net realized gains on investments             (2.48)          --        (.35)                --
                                                             ---------    ---------   ---------          ---------
Net asset value at end of year                                  $24.29       $12.86      $10.51             $10.29
                                                             =========    =========   =========          =========
Total Return (%)                                                 112.7         22.4         5.4                2.9(d)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                       $14,085       $6,916      $6,347             $7,295
Ratio of expenses to average net assets (%)                       2.00(b)      2.00(b)     2.00(b)            2.00(b)(c)
Ratio of net investment loss to average net assets (%)           (1.93)       (1.94)      (1.81)             (1.62)(c)

Portfolio turnover rate (%)                                        153           72         106                 21(c)
Average commission rate paid                                    $.0345       $.0305      $.0318             $.0371

Notes:
(a) The net investment loss per share data was determined using average shares outstanding during the year.
(b) Net of expense reimbursement from related parties. The expense ratios would have been 2.43%, 2.61%, 2.46% and 3.42%, for 1999, 1998, 1997 and 1996,
respectively, before expense reimbursement and earnings credits.
(c) Annualized.
(d) Not annualized.
* Commencement of operations.

                         REPORT OF INDEPENDENT AUDITORS


--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
The Oberweis Funds --
     Emerging Growth Portfolio
     Micro-Cap Portfolio
     Mid-Cap Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of The Oberweis Funds--Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio as of December 31, 1999, the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oberweis Funds--Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio at December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods therein in conformity with accounting principles generally accepted in the United States.

                                             ERNST & YOUNG LLP


Chicago, Illinois
January 28, 2000

Trustees & Officers
James D. Oberweis                Thomas J. Burke
Trustee and President            Trustee

Douglas P. Hoffmeyer             Edward F. Streit
Trustee                          Trustee

Patrick B. Joyce                 Martin L. Yokosawa
Executive Vice President         Vice President
Treasurer

James W. Oberweis                Steven J. LeMire
Vice President                   Secretary


Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166

Distributor
Oberweis.net, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000

Custodian and Transfer Agent
Investors Fiduciary Trust Company
P.O. Box 419042, Kansas City, MO 64141
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601

Independent Auditors Ernst & Young LLP
233 South Wacker Drive, Chicago, IL 60606


                         [LOGO OF THE OBERWEIS FUNDS]
                              The Oberweis Funds
                           Emerging Growth Portfolio
                              Micro-Cap Portfolio
                               Mid-Cap Portfolio



[LOGO OF THE OBERWEIS FUNDS]
The
Oberweis
Funds



                               Annual Report
                             ---------------------
                                Audited

                              December 31, 1999